  As filed with the Securities and Exchange Commission on December 3, 2001.

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---

    Post-Effective Amendment No. 65                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  69                                                    / X /
                                                                          ---


                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/ X /  Immediately upon filing pursuant to paragraph (b)
 ---


/   /  On December 3, 2001 pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On November 1, 2001 pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/ X /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       This post-effective amendment relates only to the PIMCO RCM Global Equity Fund. No information relating to any other series of the Registrant is amended or superseded hereby.


       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.


       This Post-Effective Amendment No. 65 to the Registration Statement on Form N1-A of the PIMCO Funds: Multi-Manager Series (the "Trust") incorporates by reference the following documents that are contained in the Trust's Post-Effective Amendment No. 63, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 5, 2001: (i) Classes A, B and C Prospectus of the PIMCO RCM Global Equity Fund, (ii) Institutional and Administrative Class Prospectus for the PIMCO RCM Global Equity Fund, (iii) the Trust's Statement of Additional Information, and (iv) the PIMCO Funds Shareholders' Guide.


       This Post-Effective Amendment No. 65 is filed to extend the effective date of Post-Effective Amendment No. 63 to December 12, 2001. This Post-Effective Amendment No. 65 relates only to the PIMCO RCM Global Equity Fund. The Amendment does not supersede or amend disclosure in the Trust's Registration Statement relating to any other series of the Trust.

PART C.  OTHER INFORMATION

Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of Amended and Restated Bylaws (19).

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (19).

          (d)  (1)   (i)  Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).

                     (ii) Form of Addendum to Investment Advisory Agreement to
                          add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                    (iii) Form of Addendum to Investment Advisory Agreement to
                          decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                    (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).


                     (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Health Care Fund, PIMCO RCM Large Cap Growth Fund, PIMCO RCM Tax Managed Growth Fund, PIMCO RCM MidCap Fund, PIMCO RCM Small Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Large Cap Select Fund,
                          (25).

                     (vi) Form of Addendum to Investment Advisory Agreement to
                          add the PIMCO RCM Global Equity Fund (26).

                 (2) (i) Form of Portfolio Management Agreement with NFJ Investment Group (19).

                    (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (25).

                         (vi) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC to add PIMCO RCM Global Equity Fund (26).

              (e)  (1)  Form of Distribution Contract (19).

                   (2) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (3) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (4)  Form of Dealer Agreement (21).

                   (5) Form of Supplement to Distribution Contract to add the Select Value Fund (24).

                   (6) Form of Supplement to Distribution Contract to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Health Care Fund, PIMCO RCM Large Cap Growth Fund, PIMCO RCM Tax Managed Growth Fund, PIMCO RCM MidCap Fund, PIMCO RCM Small Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Large Cap Select Fund (25).

                   (7) Form of Supplement to Distribution Contract to add the PIMCO RCM Global Equity Fund (26).

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of September 20, 2001 (26).

                   (2) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (3) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (4)  Form of Agency Agreement and Addenda (1)

                   (5)  Form of Addendum to Agency Agreement (4)

                   (6)  Form of Assignment of Agency Agreement (4)

                   (7)  Form of Addendum to Agency Agreement (6)

                   (8) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services (23).

                      (ii) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

                            (a) Amendment Number Two to the Transfer Agency and
                                Series Agreement with First Data Investor
                                Services Group, Inc. (24).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP.

                        (i)    Consent dated October 30, 2000 (20)

                        (ii)   Consent dated November 13, 2000 (22)

                        (iii)  Letter dated October 26, 1999 from
                               PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)

                        (iv)   Consent dated October 29, 2001 (27)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (27)


              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC (25)


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 60 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on September 14, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on September 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed is 888 San Clemente, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Joachim Faber, Dr.   Chief Executive Officer       Member of the Board
                     and Member of the             of Allianz AG
                     Management Board

Udo Frank            Managing Director             Managing Director and Chief
                                                   Investment Officer of Allianz
                                                   Asset Advisory and Management
                                                   GmbH


Robert M. Fitzgerald Executive Vice President      Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   Pacific Investment
                                                   Management Company LLC and
                                                   StocksPLUS Management, Inc.;
                                                   Chief Financial Officer,
                                                   Cadence Capital Management;
                                                   Executive Vice President
                                                   and Chief Financial Officer,
                                                   Value Advisors LLC; and Chief
                                                   Financial Officer PIMCO
                                                   Funds Advertising Agency.


David C. Flattum     Managing Director and         Managing Director,
                     General Counsel               Allianz-Paclife Partners
                                                   LLC; Managing Director and
                                                   Head of Corporate Services,
                                                   Allianz Asset Management of
                                                   America LLC.


Kenneth M. Poovey    Managing Director             Chief Executive Officer,
                                                   Value Advisors LLC,
                                                   Oppenheimer Capital.

Stephen J. Treadway  Managing Director             Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC.

James G. Ward          Executive Vice President,   Executive Vice President,
                       Human Resources             Human Resources,
                                                   Value Advisors LLC.

Stewart A. Smith       Secretary                   Secretary, NFJ Investment
                                                   Group, Parametric Portfolio
                                                   Associates; Assistant
                                                   Secretary, Cadence Capital
                                                   Management.

                          Cadence Capital Management
                      265 Franklin Street, 11/th/ Floor
                         Boston, Massachusetts  02110

Name                   Position with Portfolio     Other Affiliations
                       Manager

William B. Bannick     Managing Director and       Director and Managing
                       Executive Vice President    Director, Cadence Capital
                                                   Management, Inc.

David B. Breed         Managing Director and       Director, Managing Director
                       Chief Executive Officer     and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon    Managing Director           Director, Cadence Capital
                                                   Management Inc.

Bart J. O'Connor       Managing Director           Director, Cadence Capital
                                                   Management Inc.

Michael J. Skillman    Managing Director           Director, Cadence Capital
                                                   Management Inc.

Wayne A. Wicker        Managing Director           Director, Cadence Capital
                                                   Management Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Assistant Treasurer

Barbara M. Green       Treasurer                   None.

Mary Ellen Melendez    Secretary                   None.

Stewart A. Smith       Assistant Secretary         See PIMCO Advisors L.P.


                             NFJ Investment Group
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas  75201

Name                   Position with Portfolio     Other Affiliations
                       Manager

Benno J. Fischer       Managing Director           Director, Managing
                                                   Director, and Co-Chairman,
                                                   NFJ Management, Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Treasurer

John L. Johnson        Managing Director           Director, Co-Chairman and
                                                   Managing Director, NFJ
                                                   Management, Inc.

Jack C. Najork         Managing Director           Director, Managing
                                                   Director, Co-Chairman, NFJ
                                                   Management, Inc.

Stewart A. Smith       Secretary                   See PIMCO Advisors L.P.

Vinh T. Nguyen         Vice President and          Vice President and
                       Controller                  Controller, Cadence Capital
                                                   Management, Inc., StockPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management Company
                                                   LLC.

                        Parametric Portfolio Associates
                            1151 Fairview Avenue N.
                           Seattle, Washington 98109

Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Chairman of the
                                                            Board of Directors
                                                            of PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein         Managing Director                    Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat       Managing Director                    Director and Chief
                                                            Executive Officer of
                                                            PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                       Dresdner RCM Global Investors LLC
                          [To be added by amendment]

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an indirect wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Executive Vice President, Product Development                                None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Robert M. Fitzgerald      Chief Financial Officer and Treasurer                                        None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Senior Vice President, National Sales Director                               None
Stephen R. Jobe           Sr. Vice President, Communications                                           None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Executive Vice President, Sales                                              None
Andrew J. Maloney         Vice President                                                               None
Ann H. McAdams            Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Executive Vice President, Director of Marketing                              None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Sr. Vice President, Public Relations                                         None
Vinh T. Nguyen            Vice President, Controller                                                   None
Kelly D. Orr              Vice President                                                               None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Keith A. Schlingheyde     Vice President                                                               None
Newton B. Schott Jr.      Executive Vice President, Chief Administrative Officer, Secretary            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Zinovia Spezakis          Sr. Vice President, E-Commerce Director                                      None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Chairman, President and Chief Executive Officer                              Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None


_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 65 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 3rd day of December, 2001.


                                   PIMCO FUNDS: MULTI-MANAGER SERIES

                                   By: /s/ Stephen J. Treadway
                                       -----------------------
                                       Stephen J. Treadway,
                                       President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                         Date
----                               --------                         ----


/s/ Stephen J. Treadway            Trustee and President      December 3, 2001
------------------------------
Stephen J. Treadway

/s/ John P. Hardaway*              Treasurer and Principal
------------------------------
John P. Hardaway                   Financial and Accounting
                                   Officer

/s/ Donald P. Carter*              Trustee
------------------------------
Donald P. Carter

/s/ E. Philip Cannon*              Trustee
------------------------------
E. Philip Cannon

/s/ Gary A. Childress*             Trustee
------------------------------
Gary A. Childress

/s/ W. Bryant Stooks*              Trustee
------------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*              Trustee
------------------------------
Gerald M. Thorne


                                   * By: /s/ Stephen J. Treadway
                                         -----------------------
                                         Stephen J. Treadway,
                                         Attorney-In-Fact


                                     Date: December 3, 2001

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